CONSOLIDATED STATEMENTS OF CASH FLOWS (Parenthetical) $ in Thousands	Dec. 31, 2021 USD ($)
Reconciliation of cash, cash equivalents and restricted cash reported within the condensed consolidated balance sheets
Cash and cash equivalents	$ 422,841
Restricted cash	4,000
Total cash, cash equivalents and restricted cash shown in the statement of cash flows	$ 426,841